Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LONGLEAF PARTNERS FUNDS TRUST
Entity Central Index Key	0000806636
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000025443
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Fund
Trading Symbol	LLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Fund	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

While 2025 was an underwhelming year for the Longleaf Partners Fund (the “Fund”), there was a clear theme that we can live with in the short term: we did not have enough big winners. While over 35% of the S&P 500 was up more than 20% this year (with an average return of just over 50%), only about 5% of our portfolio was up 20% or more this year (average return of 35%). Years like this (and 1987, 1999, 2007 and 2021) when a momentum-driven market puts up numbers late in a bull market can signal danger ahead. This overall dynamic led to us trailing the market and our internal target of inflation plus 10%.

We are not going to push too hard for big winners at the wrong time in the later stages of a bull market. Instead, we have been making targeted moves to improve the portfolio, and we are excited about what we own. In fact, some of the key stocks that held us back over the last year saw tangible change in the later part of 2025 that we believe sets us up well for more outsized winners in 2026. For example, while Kraft Heinz was a detractor this year, we were thrilled when Steve Cahillane, a great CEO partner from our successful Kellogg’s investment, was announced as Kraft’s CEO at the end of the year. We wrote last quarter about the merger of Rayonier and PotlatchDeltic, which should close in the first quarter of 2026 and put the company on offense. Other investees like Albertsons and CNX strongly built value per share with outsized share repurchase during the year in a way that is not yet recognized by the market.

Notable contributors

• HF Sinclair, Mattel, Regeneron and IAC / MGM Resorts / Angi

Notable detractors

• Exor, Kraft Heinz, PayPal and PVH

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Longleaf Partners Fund	Russell 1000® Value Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$12,072	$11,734	$11,196
Dec-2017	$13,945	$13,337	$13,640
Dec-2018	$11,438	$12,235	$13,042
Dec-2019	$13,132	$15,482	$17,149
Dec-2020	$14,515	$15,915	$20,304
Dec-2021	$17,937	$19,919	$26,132
Dec-2022	$13,767	$18,418	$21,399
Dec-2023	$17,139	$20,529	$27,025
Dec-2024	$18,648	$23,478	$33,786
Dec-2025	$19,194	$27,213	$39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Fund	2.93%	5.75%	6.74%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 1000® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,101,328,062
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 8,144,968
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,101,328,062
Number of Portfolio Holdings	22
Advisory Fee (net of waivers)	$8,144,968
Portfolio Turnover	65%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	9.4%
Materials	1.0%
Energy	6.0%
Industrials	7.5%
Communications	8.9%
Real Estate	9.4%
Financials	11.7%
Health Care	13.1%
Consumer Staples	15.9%
Consumer Discretionary	17.1%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	90.6%
Short-Term Investments and Other Assets (Liabilities), Net	9.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
IAC, Inc.	6.9%
Mattel, Inc.	6.1%
Regeneron Pharmaceuticals, Inc.	6.0%
CNX Resources Corporation	6.0%
Exor N.V.	6.0%
The Kraft Heinz Company	5.5%
Albertsons Companies, Inc. - Class A	5.4%
The Magnum Ice Cream Company N.V.	5.0%
FedEx Corporation	4.8%
Rayonier, Inc.	4.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000117771
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Global Fund
Trading Symbol	LLGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Global Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-global-fund/. You can also request this information by contacting us at (800) 445-9469
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-global-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Global Fund	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

We had a solid year in the Longleaf Partners Global Fund (the “Global Fund”) marked by Southeastern's 50th anniversary and the 25th anniversary of our Global strategy. The Global Fund had a mix of both larger winners and limited losers leading to a year that beat our absolute return hurdle of inflation plus 10%. While we trailed the index, the vast majority of our underperformance came from an underweight in Financials and choosing to hold cash, along with a lack of late-in-the-cycle Industrials (especially European defense companies getting a one-time bump earlier this year). We can live with that at this point in the market, as certain parts of the “value index” are now fully priced even if they might be at lower earnings per share (EPS) multiples than the overpriced broader market.

Notable contributors

• Canal+, Glanbia, Millicom and IAC / MGM Resorts / Angi

Notable detractors

• Bio-Rad / Avantor, Exor and Kraft Heinz

Line Graph [Table Text Block]
	Longleaf Partners Global Fund	MSCI World Index	MSCI World Value Index	FTSE Developed Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$12,043	$10,751	$11,233	$10,755
Dec-2017	$15,214	$13,159	$13,154	$13,248
Dec-2018	$12,756	$12,013	$11,736	$12,039
Dec-2019	$15,355	$15,337	$14,288	$15,322
Dec-2020	$15,903	$17,776	$14,122	$17,790
Dec-2021	$17,207	$21,654	$17,221	$21,503
Dec-2022	$13,053	$17,726	$16,098	$17,599
Dec-2023	$15,987	$21,942	$17,951	$21,754
Dec-2024	$17,666	$26,039	$20,010	$25,610
Dec-2025	$20,620	$31,532	$24,171	$31,309

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Global Fund	16.72%	5.33%	7.50%
MSCI World Index	21.09%	12.15%	12.17%
MSCI World Value Index	20.79%	11.35%	9.23%
FTSE Developed Index	22.25%	11.97%	12.09%

AssetsNet	$ 793,126,806
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,455,287
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$793,126,806
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$2,455,287
Portfolio Turnover	69%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	4.4%
Materials	0.9%
Industrials	5.6%
Energy	5.7%
Financials	5.9%
Real Estate	7.0%
Health Care	12.9%
Consumer Discretionary	14.7%
Consumer Staples	20.6%
Communications	22.3%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	95.6%
Short-Term Investments and Other Assets (Liabilities), Net	4.4%

Country Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	4.4%
Australia	2.6%
Philippines	3.0%
Japan	3.3%
Mexico	3.7%
Ireland	4.1%
Germany	5.7%
France	8.8%
Netherlands	14.9%
United States	49.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Canal + SADIR	7.2%
IAC, Inc.	6.9%
Exor N.V.	5.9%
CNX Resources Corporation	5.7%
Delivery Hero S.E. 144A	5.7%
Regeneron Pharmaceuticals, Inc.	5.1%
The Magnum Ice Cream Company N.V.	4.9%
Mattel, Inc.	4.8%
Glanbia PLC	4.1%
Koninklijke Philips N.V.	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective after the close of business on December 19, 2025, the Longleaf Partners International Fund was acquired by the Longleaf Partners Global Fund in a tax-free exchange of shares. Effective December 22, 2025, the Longleaf Partners Global Fund's expense limitation was reduced from 1.05% to 0.95% of average net assets, and the management fee was reduced from 1.125% on first $500 million of average net assets and 1.00% in excess of $500 million to 1.00% on first $400 million of average net assets and 0.75% in excess of $400 million.

C000025444
Shareholder Report [Line Items]
Fund Name	Longleaf Partners Small-Cap Fund
Trading Symbol	LLSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Longleaf Partners Small-Cap Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/. You can also request this information by contacting us at (800) 445-9469.
Additional Information Phone Number	(800) 445-9469
Additional Information Website	southeasternasset.com/investment-offerings/longleaf-partners-small-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Longleaf Partners Small-Cap Fund	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Southeastern turned 50 this year. While the small-cap strategy at Southeastern has not been around for all 50 years, we have seen plenty of different types of environments in small-cap investing over that time. This year was one of those years where the underlying developments at our holdings were better than the stock price returns vs. our absolute goal of inflation plus 10% and a strange Russell 2000. To explain this, let’s break the returns of the Russell 2000 into the following buckets: 20%+ winners, middle ground, 20%+ decliners.

The starkest difference this year between our portfolio and the market was in the big winners bucket, where over 35% of the Russell 2000 (many of its lower quality constituents) was up an average of 70%+ this year vs. only 15% of our portfolio up an average of 30%. The second bucket includes those investments that returned between -20% to +20% this year. The Longleaf Partners Small-Cap Fund (the “Fund”) had 75% of its portfolio in this group vs. the Russell 2000’s mid-40s%, and the Fund’s average performance in this group was better than the index’s 0% return, as we had multiple positive developments in this group that includes key holdings on offense such as White Mountains, CNX and the soon-to-merge pair of Rayonier and PotlatchDeltic. The final bucket consists of 20%+ decliners. The Fund did well here with only 10% of the portfolio in this category with an average loss of 30% vs. the index at 15-20% and 40-50%. We have not lost permanent capital in our holdings here in aggregate and look forward to better years ahead for those we discuss below.

Notable contributors

• Becle, GCI Liberty, Graham Holdings, Mattel and Oscar Health

Notable detractors

• Boston Beer, Clearwater Paper, Empire State Realty / Alexander’s and Park Hotels & Resorts

Line Graph [Table Text Block]
	Longleaf Partners Small-Cap Fund	Russell 2000® Index	Russell 2000® Value Index	Russell 3000® Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$12,048	$12,131	$13,174	$11,274
Dec-2017	$13,131	$13,908	$14,207	$13,656
Dec-2018	$12,275	$12,376	$12,379	$12,940
Dec-2019	$14,687	$15,535	$15,151	$16,954
Dec-2020	$15,296	$18,636	$15,853	$20,495
Dec-2021	$17,006	$21,397	$20,335	$25,754
Dec-2022	$13,728	$17,024	$17,390	$20,808
Dec-2023	$16,495	$19,906	$19,937	$26,209
Dec-2024	$18,094	$22,203	$21,543	$32,448
Dec-2025	$19,462	$25,047	$24,256	$38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Longleaf Partners Small-Cap Fund	7.56%	4.94%	6.89%
Russell 2000® Index	12.81%	6.09%	9.62%
Russell 2000® Value Index	12.59%	8.88%	9.27%
Russell 3000® Index	17.15%	13.15%	14.29%

AssetsNet	$ 729,471,250
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 5,770,245
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$729,471,250
Number of Portfolio Holdings	19
Advisory Fee (net of waivers)	$5,770,245
Portfolio Turnover	59%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Short-Term Investments and Other Assets (Liabilities), Net	16.1%
Materials	3.3%
Energy	5.8%
Financials	7.5%
Consumer Discretionary	14.1%
Real Estate	15.8%
Communications	17.4%
Consumer Staples	20.0%

Asset Weighting (% of net assets)

Value	Value
Common Stocks	83.9%
Short-Term Investments and Other Assets (Liabilities), Net	16.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
White Mountains Insurance Group Ltd.	7.5%
Becle S.A.B. de C.V.	6.8%
GCI Liberty, Inc. - Class C	6.7%
Mattel, Inc.	6.0%
CNX Resources Corporation	5.8%
TripAdvisor, Inc.	5.7%
Gruma, S.A.B. DE C.V. - Class B	5.2%
Shenandoah Telecommunications Company	4.7%
PotlatchDeltic Corporation	4.6%
Graham Holdings Company - Class B	4.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.